Stock-Based Compensation (Details) - USD ($)			12 Months Ended
	Aug. 31, 2023	Jun. 25, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 27, 2023
Stock-Based Compensation [Line Items]
Incremental fair value			$ 87,000
Investment			500,000
Stock-based payment expenses			1,859,000	$ 3,356,000	$ 3,799,000
Incremental fair value	$ 389,000	$ 820,000	$ 134,000
Weighted-average grant-date (in Dollars per share)			$ 0.08	$ 0.24	$ 0.48
Total intrinsic value of options exercised			$ 0		$ 246
Total compensation cost related to non-vested			$ 1,228,000
Expected recognized over period			3 years
Warrant exercisable (in Shares)			35,595,831,000			600,000
2022 Share Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Shares authorized for issuance (in Shares)			2,306,600
Minimum [Member]
Stock-Based Compensation [Line Items]
Warrant exercisable (in Shares)			0.35
Maximum [Member]
Stock-Based Compensation [Line Items]
Warrant exercisable (in Shares)			1.71
Ophectra Real Estate and Investments Ltd. [Member]
Stock-Based Compensation [Line Items]
Warrant exercisable (in Shares)			200,000
Excercise price per share (in Dollars per share)			$ 0.49
Share-Based Payment Arrangement [Member]
Stock-Based Compensation [Line Items]
Incremental fair value			$ 87,000
Stock-based payment expenses			$ 61,000
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Fair value of this grant amount		$ 164,000
Total intrinsic value of RSU exercised (in Shares)			271	120	0
Warrant exercisable (in Shares)			35,395,831